Summary of Significant Accounting Policies (Details) - Schedule of Reflects Revenue by Major Source ¥ in Thousands, $ in Thousands	12 Months Ended
	Apr. 30, 2024 JPY (¥)	Apr. 30, 2024 USD ($)	Apr. 30, 2023 JPY (¥)	Apr. 30, 2022 JPY (¥)
Schedule of Reflects Revenue by Major Source [Line Items]
Total revenue	¥ 993,021	$ 6,303	¥ 704,712	¥ 636,265
Product sales [Member]
Schedule of Reflects Revenue by Major Source [Line Items]
Total revenue	523,154	3,320	182,949
Commissioned research and development [Member]
Schedule of Reflects Revenue by Major Source [Line Items]
Total revenue	418,254	2,656	441,687	508,906
Solution services [Member]
Schedule of Reflects Revenue by Major Source [Line Items]
Total revenue	28,114	178	43,873	82,657
Guest speaker services [Member]
Schedule of Reflects Revenue by Major Source [Line Items]
Total revenue	23,499	149	28,453	29,452
Membership services [Member]
Schedule of Reflects Revenue by Major Source [Line Items]
Total revenue			¥ 7,750	¥ 15,250